ACCOUNTS RECEIVABLE , NET	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.           ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2017	2018
Accounts receivable	937	910
Less: allowance for doubtful accounts	(36)	(34)
Accounts receivable, net	901	876

Movement of allowance for doubtful accounts was as follows:

	As of December 31,
	2017	2018
Balance at beginning of the year	34	36
Foreign currency adjustment	2	(2)
Balance at end of the year	36	34